Income Taxes (Tables)	7 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
Current
Federal	$6,864
State	—
Deferred
Federal	(31,262)
State	—
Valuation allowance	31,262
Income tax provision	$6,864

Schedule of net deferred tax assets
Deferred tax assets:
Start-up/Organization costs	$31,262
Total deferred tax assets	31,262
Valuation allowance	(31,262)
Deferred tax asset, net of allowance	$—

Schedule of statutory federal income tax rate (benefit)
Statutory Federal income tax rate	21.00%
Change in Valuation Allowance	(26.91)%
Effective tax rate	(5.91)%